Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Translation Differences [Member]	Other Reserves [Member] [1]	Non-controlling Interest [Member]
Balance at Dec. 31, 2018	$ 861,668	$ 1,427	$ 1,145,107	$ (1,364)	$ (285,383)	$ 32	$ 1,848	$ 0
Balance (in shares) at Dec. 31, 2018		142,700,046
Changes in equity
Profit for the year	73,680	$ 0	0	0	73,679	0	0	2
Other comprehensive income/(loss)	265	0	0	0	224	42	0	0
Total comprehensive income/(loss) for the period net of tax	73,946	0	0	0	73,903	42	0	2
Cash dividends declared and paid	(28,685)	0	0	0	(28,685)	0	0	0
Purchase of treasury shares	$ (3,248)	$ 0	0	(3,248)	0	0	0	0
Purchase of treasury shares (in shares)	(725,298)	0
Retirement of treasury shares	$ 0	$ (11)	(4,602)	4,612	0	0	0	0
Retirement of treasury shares (in shares)		(1,061,241)
Adjustment related to non-controlling interest	3	$ 0	0	0	0	0	0	3
Conversion of convertible bonds	26,435	$ 44	26,391	0	0	0	0	0
Conversion of convertible bonds (in shares)		4,390,025
Compensation related to options and restricted stock	2,331	$ 8	2,640	0	0	0	(317)	0
Compensation related to options and restricted stock (in shares)		790,571
Balance at Dec. 31, 2019	932,449	$ 1,468	1,169,537	0	(240,165)	73	1,531	5
Balance (in shares) at Dec. 31, 2019		146,819,401
Changes in equity
Profit for the year	266,281	$ 0	0	0	266,266	0	0	14
Other comprehensive income/(loss)	(45)	0	0	0	(141)	95	0	0
Total comprehensive income/(loss) for the period net of tax	266,235	0	0	0	266,125	95	0	14
Cash dividends declared and paid	$ (214,669)	0	0	0	(214,669)	0	0	0
Purchase of treasury shares (in shares)	0
Conversion of convertible bonds	$ 119,818	$ 234	119,584	0	0	0	0	0
Conversion of convertible bonds (in shares)		23,377,397
Compensation related to options and restricted stock	5,106	$ 6	2,383	0	0	0	2,717	0
Compensation related to options and restricted stock (in shares)		601,530
Balance at Dec. 31, 2020	1,108,940	$ 1,708	1,291,505	0	(188,709)	169	4,248	19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Profit for the year	(11,507)	$ 0	0	0	(11,521)	0	0	14
Other comprehensive income/(loss)	(160)	0	0	0	(92)	(68)	0	0
Total comprehensive income/(loss) for the period net of tax	(11,667)	0	0	0	(11,613)	(68)	0	14
Cash dividends declared and paid	(22,083)	0	0	0	(22,083)	0	0	0
Purchase of treasury shares	$ (32,178)	$ 0	0	(32,178)	0	0	0	0
Purchase of treasury shares (in shares)	(5,513,254)	0
Retirement of treasury shares	$ 0	$ (55)	(32,123)	32,178	0	0	0	0
Retirement of treasury shares (in shares)		(5,513,254)
Compensation related to options and restricted stock	4,347	$ 8	4,619	0	0	0	(280)	0
Compensation related to options and restricted stock (in shares)		841,696
Balance at Dec. 31, 2021	$ 1,047,359	$ 1,661	$ 1,264,000	$ 0	$ (222,405)	$ 101	$ 3,968	$ 34
Balance (in shares) at Dec. 31, 2021		166,126,770

[1]	Other reserves are related to share-based payments.